Fulfillment expense (Tables)	6 Months Ended
Jun. 30, 2026
Fulfillment expense
Schedule of fulfillment expense
Fulfillment expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Fulfillment staff costs	3,084	3,603	5,960	7,252
Fulfillment centers expense	720	906	1,299	1,591
Freight and shipping expense	7,034	8,226	12,980	16,044
Fulfillment expense	10,838	12,735	20,239	24,887